Investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Sep. 08, 2020	Jun. 23, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of associates [line items]
Equity						R$ 163,063
Carrying amount						78,250
Investments in associates and joint ventures			R$ 0	R$ 0		699,907
Investments in subsidiaries, joint ventures and associates [abstract]
December 31, 2019			0
Acquisition/Equity			77,428
Equity in earnings			862	0	R$ 0
Other comprehensive income			(39)
Goodwill			621,656
December 31, 2020			R$ 699,907	0
Wealth High Governance Holding de Participações S.A.
Disclosure of associates [line items]
% of ownership interest	49.90%		49.90%
Equity						149,520
Carrying amount						74,610
Investments in associates and joint ventures			R$ 695,859	0		695,859
Investments in subsidiaries, joint ventures and associates [abstract]
December 31, 2019			0
Acquisition/Equity			74,851
Equity in earnings			(240)
Other comprehensive income			0
Goodwill			621,248
December 31, 2020			R$ 695,859	0
O Primo Rico Mídia, Educacional e Participações Ltda.
Disclosure of associates [line items]
% of ownership interest			20.00%
Equity						10,330
Carrying amount						2,066
Investments in associates and joint ventures			R$ 2,065	0		2,065
Investments in subsidiaries, joint ventures and associates [abstract]
December 31, 2019			0
Acquisition/Equity			242
Equity in earnings			1,879
Other comprehensive income			(56)
Goodwill			0
December 31, 2020			R$ 2,065	0
Du Agro Holdings S.A.
Disclosure of associates [line items]
% of ownership interest		49.00%	49.00%
Equity						3,213
Carrying amount						1,574
Investments in associates and joint ventures			R$ 1,983	0		R$ 1,983
Investments in subsidiaries, joint ventures and associates [abstract]
December 31, 2019			0
Acquisition/Equity			2,335
Equity in earnings			(777)
Other comprehensive income			17
Goodwill			408
December 31, 2020			R$ 1,983	R$ 0